Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 104.7		$ 34.0
Restricted cash	39.6	[1]
Receivables	94.3		65.2
Current portion of financial guarantee receivable	5.0
Related party receivables			64.0
Inventories	18.1		40.7
Deferred mining and income taxes	27.3		13.2
Total current assets	289.0		217.1
Property, plant and equipment, net	1,667.2		2,067.2
Non-current investments	177.5		178.2
Financial guarantee receivable	23.1
TOTAL ASSETS	2,156.8		2,462.5
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and provisions	201.5		206.4
Related party payables			2,000.7
Financial guarantee liability	28.3
Royalties, income and mining taxes payable	74.2		11.3
Short-term loans and current portion of long-term loans	48.3
Current portion of stock-based compensation obligation	4.4
Total current liabilities	356.7		2,218.4
Long-term loans	144.2		492.5
Deferred income and mining taxes	436.2		556.1
Provision for environmental rehabilitation	136.9		158.6
Provision for post-retirement healthcare costs	1.6		2.1
Stock-based compensation obligation	7.4
Total liabilities	1,083.0		3,427.7
COMMITMENTS AND CONTINGENCIES-see notes 18 and 19
SHAREHOLDERS' EQUITY
Share capital-1,000,000,000 (2012: 1,000,000,000) authorized ordinary shares of no par value. Shares issued-735,079,031 (2012: 1,000).	1,955.3
Additional paid-in capital	160.2		138.0
Accumulated deficit	(1,244.9)		(1,443.7)
Accumulated other comprehensive income	202.8		341.0
Equity attributable to shareholders of Sibanye	1,073.4		(964.7)
Non-controlling interests	0.4		(0.5)
Total equity	1,073.8		(965.2)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 2,156.8		$ 2,462.5

[1]	At December 31, 2013 $39.6 million was in an escrow account, being the consideration for the Witwatersrand Consolidated Gold Resources Limited acquisition. Refer to note 23 for further details relating to the transaction.